                                                                              NY
                                FEBRUARY 1, 2002
                       SUPPLEMENT NO. 2 TO PROSPECTUS FOR
                     BOSTON CAPITAL TAX CREDIT FUND IV L.P.
                                      DATED
                                 AUGUST 1, 2001
                   (SUPPLEMENT OFFERING BCTC IV SERIES 42 AND
                  IDENTIFYING CERTAIN ANTICIPATED INVESTMENTS)

This Supplement is part of, and should be read in conjunction with, Boston Capital's Prospectus. Capitalized terms used herein but not defined have the meanings ascribed to them in the Prospectus.

SERIES 42'S PURPOSE--

- To invest in other limited partnerships that will each develop, own and operate an apartment complex used as low and moderate-income housing.

TERMS OF OFFERING--

- Series 42 is offering at least 250,000 ($2.5 million) and up to 3,500,000 ($35 million) Beneficial Assignee Certificates that are the equivalent of limited partnership interests in Series 42;

- the price of the certificates is $10 each with a minimum investment of $5,000;

-    this offering will end no later than July 31, 2002; and

- your money will be held in escrow until at least 250,000 certificates are sold.

SERIES 42'S INVESTORS WILL RECEIVE--

-    federal housing tax credits;

-    tax losses that can offset passive income from any other investments; and

-    profits, if any, from the sale of the apartment complexes.

            PRIOR PERFORMANCE OF BOSTON ASSOCIATES AND ITS AFFILIATES

Boston Capital Tax Credit Fund IV L.P. (the "Fund") has issued other series in other offerings--Series 20 to Series 41. The Fund has issued a total of 66,567,867 certificates, raised $665,345,760 and admitted 71,184 investors within Series 20 through 41. See "Prior Performance of Boston Associates and Its Affiliates" in the Prospectus for information about Series 20 through 38.

                          NEW LEGISLATIVE DEVELOPMENTS

On December 15, 2000, the United States Congress passed a bill which revised certain provisions of the federal housing tax credit. When the initial legislation was enacted in 1986 creating the federal housing tax credit, the tax credit allocable to each state per year was limited to an amount of $1.25 for each resident in the state. Among the many provisions in this bill, was an increase of the $1.25 cap on the federal housing tax credit to $1.75 per state resident. The increase is in two steps--to $1.50 in 2001 and to $1.75 in 2002.

Thereafter, this legislation calls for an automatic adjustment indexed for inflation beginning in 2003. This means that through bi-partisan support, additional incentives should be available to finance the construction and rehabilitation of housing for low and moderate income people.

                 INVESTMENT OBJECTIVES AND ACQUISITION POLICIES

Series 42's principal business is to invest, as a limited partner, in other limited partnerships (the "Operating Partnerships"), each of which will develop, own and operate an apartment complex which is expected to qualify for federal housing tax credits in order to achieve the investment goals set forth in the Prospectus.

The attainment of Series 42's investment objectives will depend on many factors, including the ability of Boston Associates to select suitable investments on a timely basis, the timely completion and successful management of such investments and future economic conditions in the United States. Accordingly, there can be no assurance that Series 42 will meet its investment objectives.

                             ANTICIPATED INVESTMENTS

Series 42 expects to invest in the ten Operating Partnerships described below. Each Operating Partnership will use a significant part of the funds invested by Series 42 to pay fees to the Operating General Partners. See the table entitled "Terms of Investment in Operating Partnerships" in this Supplement.

While Boston Associates believes that Series 42 is reasonably likely to acquire interests in the apartment complexes described below, it may not be able to do so. Before any acquisition is made, Boston Associates will complete its due diligence review as to the Operating Partnership and its apartment complex. This process will include the review and analysis of information concerning, among other matters, market competition and environmental factors. If any significant adverse information is obtained by Boston Associates, either action will be taken to mitigate the adverse factor(s), or the acquisition will not be made. It is also possible that the acquisition terms may differ significantly from those described below. Accordingly, investors should not rely on the ability of Series 42 to invest in these apartment complexes or under the described investment terms in deciding whether to invest in Series 42. If Series 42 raises the entire $35 million, the anticipated acquisition of the Operating Partnership interests, described below, will represent approximately 75% of the total money which Series 42 currently expects to spend.

                MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL
                       CONDITION AND RESULTS OF OPERATIONS

Because Series 42 is currently in the offering phase, it has no material assets or any operating history. Series 42 expects to acquire interests in the following 10 Operating Partnerships, which will develop, own and operate apartment complexes, 8 of which are to be newly constructed and 2 of which are to be rehabilitated:

                                                      OPERATING GENERAL
        PARTNERSHIP                                        PARTNER(S)
---------------------------------                    --------------------------
1. Amherst Elderly L.P.                              Great Bridge Properties
     (the "Amherst Partnership")                     Sougehan Valley Interfaith
     New Construction                                Housing Corporation
2. Bellamy Mills L.P.                                Great Bridge Properties
     (the "Bellamy Mills Partnership")
     Property Rehabilitation
3. Crittenden County Partners L.P.                   Park Plaza III, LLC
     (the "Crittenden Partnership")
     New Construction
4. Dorchester Court LDHA L.P.                        Royal Castle
     (the "Dorchester Court Partnership")
     New Construction
5. Harbor Pointe II/MHT LDHA L.P.                    MHT Properties XV
     (the "Harbor Pointe Partnership")
     New Construction
6. Lynnelle Landing L.P.                             Douglas E. Pauley
     (the "Lynnelle Landing Partnership")
     New Construction
7. Center Street Urban Renewal Association           Conifer Realty, LLC
     (the "Merchantville Senior
     Housing Partnership")
     New Construction
8. Schoolhouse Apartments L.P.                       Wabuck Development
     (the "Schoolhouse Partnership")                 Company
     New Construction
9. Signature Station L.P.                            Universal Development
     (the "Signature Station Partnership")           Corporation
     New Construction
10.  Strawberry Lane L.P.                            Conifer Realty, LLC
     (the "Strawberry Lane Partnership")
     Property Rehabilitation

None of the Operating General Partners or the management companies are affiliated with Boston Associates.

Permanent mortgage loan financing for the apartment complexes will be provided from a variety of sources. Boston Associates believes that each of the apartment complexes will have adequate property insurance. The tables included in this Supplement describe in greater detail information concerning the apartment complexes and the anticipated terms of investment in each Operating Partnership.

The priority return base for Series 42 is $1.00 per certificate (10%). The priority return base is the level of return that investors must receive before Boston Associates may receive a 5% share in the proceeds from the sale or refinancing of apartment complexes. In establishing the priority return base, Boston Associates does not represent that Series 42 is expected to provide this level of return to investors. Boston Associates will receive fees and compensation for services prior to investors receiving the priority return.

                                            INFORMATION CONCERNING THE APARTMENT COMPLEXES
    OPERATING                              BASIC     GOVERNMENT      PERMANENT    MORTGAGE   ANNUAL                     ANNUAL
    PARTNERSHIP    LOCATION     NUMBER   MONTHLY     ASSISTANCE      MORTGAGE     INTEREST   RESERVE   MANAGEMENT     MANAGEMENT
    NAME          OF PROPERTY  OF UNITS  RENTS(1)    ANTICIPATED       LOAN         RATE      AMOUNT     AGENT            FEE
-----------------------------------------------------------------------------------------------------------------------------------
1. Amherst        Amherst,        42   $607-       HOME Investment New Hampshire     7%       $12,600 Stewart Property 5.72% of net
   Partnership    New Hampshire        $1,100 1BR  Partnership     Housing Finance                    Management       rental income
                                       $752-       Program(2)      Authority
                                       $1,275 2BR                  $3,040,000(2)

2. Bellamy Mills  Dover,          30   $466 1BR    HOME Investment Boston Capital    7.75%     $9,000 Stewart Property 6% of net
   Partnership    New Hampshire        $556-       Partnerships    Finance, LLC                       Management       rental income
                                       $798 2BR    Program(3b)     $770,000(3a)
                                                                   State of New      5.72%
                                                                   Hampshire
                                                                   $550,000(3b)

3. Crittenden     West Memphis,   24   $346-       Federal Housing AmSouth Bank      7.25%     $4,800 Park             4% of net
   Partnership    Arkansas             $555 3BR    Tax Credits     $810,000(4)                        Management, Inc. rental income

4. Dorchester     Port Huron     131   $432-       Federal Housing Independent Bank  8%       $26,000 Sterling         4% of net
   Court          Township,            $620 1BR    Tax Credits     $3,900,000(5)                      Management       rental income
   Partnership    Michigan             $504-
                                       $650 2BR
                                       $599-
                                       $650 3BR

5. Harbor Pointe  Benton          72   $303-       Federal Housing Boston Capital    8%       $14,400 Southeastern     6.23% of net
   Partnership    Township,            $430 1BR    Tax Credits     Finance, LLC                       Michigan         rental income
                  Michigan             $364-                       $1,660,000(6)                      Housing, LLC
                                       $510 2BR

6. Lynnelle       Charleston,     56   $363-       U.S. Department West Virginia     7%       $11,198 Encore           6.25% of net
   Landing        West Virginia        $405 1BR    of Agriculture  Housing                            Management       rental income
   Partnership                         $465 2BR    538 Rural       Development Fund
                                                   Housing
                                       $525 3BR    Guarantee Loan  $1,443,096(7a)
                                                   Program(7a)     West Virginia     2%
                                                                   Housing
                                                                   Development Fund
                                                                   $170,000(7b)

    OPERATING                              BASIC     GOVERNMENT      PERMANENT    MORTGAGE   ANNUAL                     ANNUAL
    PARTNERSHIP    LOCATION     NUMBER   MONTHLY     ASSISTANCE      MORTGAGE     INTEREST   RESERVE   MANAGEMENT     MANAGEMENT
    NAME          OF PROPERTY  OF UNITS  RENTS(1)    ANTICIPATED       LOAN         RATE      AMOUNT     AGENT            FEE
-----------------------------------------------------------------------------------------------------------------------------------
7. Merchantville  Merchantville,  74   $481-       New Jersey      Boston Capital    7.75%    $22,200 Realty           5.99% of net
   Senior Housing New Jersey           $800 1BR    Department of   Finance, LLC                       Corporation      rental income
   Partnership                         $572-       Community       $1,862,978(8a)
                                                   Affairs(8b)
                                       $1,000 2BR  HOME Investment State of          0%
                                                   Partnerships    New Jersey
                                                   Program(8c)     $2,085,900(8b)
                                                                   City of           0%
                                                                   Merchantville
                                                                   $550,000(8c)

8. Schoolhouse    Corbin,         40   $320 2BR    Federal Housing Federal Home      2%       $10,000 Homeland Inc.    5% of net
   Partnership    Kentucky             $367 3BR    Tax Credits     Loan Bank                                           rental income
                                                                   $589,000(9)

9. Signature      Lithonia,      262   $625-       Federal LIHTC;  Georgia           5.73%    $78,600 Signature        5% of net
   Station        Georgia              $700 1BR    Georgia State   Department of                      Management, Inc. rental income
   Partnership                         $725-       LIHTC           Community Affairs
                                       $800 2BR                    $17,000,000(10)
                                       $830-
                                       $935 3BR

10.Strawberry     Clayton,        71   $270-       Federal Housing Clayton Housing   7%       $20,920 Conifer Realty   6% of net
   Lane           New York             $544 1BR    Tax Credits     Authority                          Association      rental income
   Partnership                         $299 2BR                    $469,482(11a)
                                                                   Clayton Housing   1%
                                                                   Authority
                                                                   $722,897(11b)
                                                                   Development       4%
                                                                   Authority of the
                                                                   North County
                                                                   $400,000(11c)
                                                                   Clayton Housing   6%
                                                                   Authority
                                                                   $683,992(11d)

--------------

(1)  Exclusive of utilities, unless indicated otherwise.
(2) The terms of the Amherst Partnership's anticipated permanent first mortgage loan in the amount of $3,040,000 are expected to include a term of 40 years, an interest rate of 7% and payments of principal and interest on the basis of a 40-year amortization schedule.

(3) (a) The terms of the Bellamy Mills Partnership's anticipated permanent first mortgage loan in the amount of $770,000 are expected to include a term of 30 years, an interest rate of 7.75% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Bellamy Mills Partnership's anticipated permanent second mortgage loan in the amount of $550,000 are expected to include a term of 30 years, an interest rate of 5.72% and payments of principal and interest on the basis of a 30-year amortization schedule.
(4) The terms of the Crittenden Partnership's anticipated permanent first mortgage loan in the amount of $810,000 are expected to include a term of 30 years, an interest rate of 7.25% and payments of principal and interest on the basis of a 30-year amortization schedule.
(5) The terms of the Dorchester Court Partnership's anticipated permanent first mortgage loan in the amount of $3,900,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
(6) The terms of the Harbor Pointe Partnership's anticipated permanent first mortgage loan in the amount of $1,660,000 are expected to include a term of 30 years, an interest rate of 8% and payments of principal and interest on the basis of a 30-year amortization schedule.
(7) (a) The terms of the Lynnelle Landing Partnership's anticipated permanent first mortgage loan in the amount of $1,443,096 are expected to include a term of 30 years, an interest rate of 7% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Lynnelle Landing Partnership's anticipated permanent second mortgage loan in the amount of $170,000 are expected to include a term of 20 years, an interest rate of 2% and payments of principal and interest on the basis of a 20-year amortization schedule.
(8) (a) The terms of the Merchantville Senior Housing Partnership's anticipated permanent first mortgage loan in the amount of $1,862,978 are expected to include a term of 30 years, an interest rate of 7.75% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (b) The terms of the Merchantville Senior Housing Partnership's anticipated permanent second mortgage loan in the amount of $2,085,900 are expected to include a term of 30 years, an interest rate of 0% and payments of principal and interest on the basis of a 30-year amortization schedule.
     (c) The terms of the Merchantville Senior Housing Partnership's anticipated permanent third mortgage loan in the amount of $550,000 are expected to include a term of 30 years, an interest rate of 0% and payments of principal and interest on the basis of a 30-year amortization schedule.
(9) The terms of the Schoolhouse Partnership's anticipated permanent first mortgage loan in the amount of $589,000 are expected to include a term of 30 years, an interest rate of 2% and payments of principal and interest on the basis of a 30-year amortization schedule.
(10) The terms of the Signature Station Partnership's anticipated permanent first mortgage loan in the amount of $17,000,000 are expected to include a term of 30 years, an interest rate of 5.73% and payments of principal and interest on the basis of a 30-year amortization schedule.
(11) (a) The terms of the Strawberry Lane Partnership's anticipated permanent first mortgage loan in the amount of $469,482 are expected to include a term of 30 years, an interest rate of 7% and payments of principal and interest on the basis of a 50-year amortization schedule.
     (b) The terms of the Strawberry Lane Partnership's anticipated permanent second mortgage loan in the amount of $722,897 are expected to include a term of 35 years, an interest rate of 1% and payments of principal and interest on the basis of a 50-year amortization schedule.
     (c) The terms of the Strawberry Lane Partnership's anticipated permanent third mortgage loan in the amount of $400,000 are expected to include a term of 15 years, an interest rate of 4% and payments of principal and interest on the basis of a 50-year amortization schedule.
     (d) The terms of the Strawberry Lane Partnership's anticipated permanent fourth mortgage loan in the amount of $683,992 are expected to include a term of 30 years, an interest rate of 6% and payments of principal and interest on the basis of a 50-year amortization schedule.

                                             TERMS OF INVESTMENT IN OPERATING PARTNERSHIPS
                               OWNERSHIP
                              INTEREST(%)                                                                      ANNUAL
                               PROFITS,                                              FUND'S     DEVELOPMENT  PARTNERSHIP     ASSET
                                LOSSES,     OPERATING                              APPROXIMATE   FEE/OTHER    MANAGEMENT  MANAGEMENT
                     BCTC IV  CREDIT/NET     GENERAL    OPERATING    OPERATING  AVERAGE ANNUAL DISTRIBUTIONS     FEE          FEE
     PARTNERSHIP     CAPITAL  CASH FLOW/     PARTNER     DEFICIT   PARTNERSHIP'S  ANTICIPATED  TO OPERATING  TO OPERATING  TO BOSTON
     NAME         CONTRIBUTION  BACKEND   CONTRIBUTION  GUARANTEE   CREDIT BASE  FEDERAL CREDIT     GP            GP        CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
1.   Amherst         $558,011  99.99/10/40 $100,000     Unlimited in  $1,916,435    $67,451        $381,000     $2,500       $2,500
     Partnership                                        amount for
                                                        3 Years
2.   Bellamy Mills $2,545,280  99.99/10/40     $100     $300,000 in   $3,821,502   $311,803        $360,000     $2,500       $2,500
     Partnership                                        the aggregate
                                                        for 3 years
                                                        after Rental
                                                        Achievement
3.   Crittenden    $1,223,897  99.90/10/20     $100     Unlimited     $1,910,203   $156,910        $189,247    $10,000       $5,000
     Partnership                                        through Rental
                                                        Achievement.
                                                        Upon Rental
                                                        Achievement
                                                        and fixed rate
                                                        financing,
                                                        $75,000
                                                        for 3 years
4.   Dorchester    $5,613,829  99.99/20/40     $100     $500,000 in   $9,042,603   $748,653      $1,000,000     $3,500       $3,500
     Court                                              the aggregate
     Partnership                                        for 3 years
                                                        after Rental
                                                        Achievement
5.   Harbor Pointe $2,013,704  99.99/30/30     $100     Unlimited for $3,229,328   $264,456        $380,319     $2,700       $2,700
     Partnership                                        5 years
6.   Lynnelle      $2,042,494  99.99/50/50  $48,000     $144,000 in   $3,403,275   $279,041        $571,485    $16,000       $2,000
     Landing                                            the aggregate
     Partnership                                        for 3 years
                                                        after Rental
                                                        Achievement

                               OWNERSHIP
                              INTEREST(%)                                                                      ANNUAL
                               PROFITS,                                              FUND'S     DEVELOPMENT  PARTNERSHIP     ASSET
                                LOSSES,     OPERATING                              APPROXIMATE   FEE/OTHER    MANAGEMENT  MANAGEMENT
                     BCTC IV  CREDIT/NET     GENERAL    OPERATING    OPERATING  AVERAGE ANNUAL DISTRIBUTIONS     FEE          FEE
     PARTNERSHIP     CAPITAL  CASH FLOW/     PARTNER     DEFICIT   PARTNERSHIP'S  ANTICIPATED  TO OPERATING  TO OPERATING  TO BOSTON
     NAME         CONTRIBUTION  BACKEND   CONTRIBUTION  GUARANTEE   CREDIT BASE  FEDERAL CREDIT     GP            GP        CAPITAL
------------------------------------------------------------------------------------------------------------------------------------

7.   Merchantville $3,104,568  99.99/10/40     $100     Unlimited in  $5,027,667   $403,191        $495,000     $5,000       $5,000
     Senior Housing                                     duration and
     Partnership                                        amount
8.   Schoolhouse   $2,525,871  99.00/20/20     $100     $150,000 in   $3,972,800   $324,787        $268,000     $2,000       $2,000
     Partnership                                        the aggregate
                                                        for 3 years
                                                        after Rental
                                                        Achievement
9.   Signature     $2,873,612  99.90/20/20     $100     $350,000 in  $11,782,467   $413,685      $2,370,000   $250,000      $25,000
     Station                                            the aggregate
     Partnership                                        for 3 years
                                                        after Rental
                                                        Achievement
10.  Strawberry      $672,823  99.99/90/90     $100     $376,000 in   $2,157,108    $86,259        $301,257     $5,400       $3,000
     Lane                                               the aggregate
     Partnership                                        for 5 years
                                                        after Rental
                                                        Achievement

                            THE AMHERST PARTNERSHIP
                          (AMHERST ELDERLY APARTMENTS)

Amherst Elderly Apartments is a 42-unit apartment complex for senior citizens which is being constructed in Amherst, New Hampshire. Amherst Elderly Apartments will consist of 34 one-bedroom units and 8 two-bedroom units contained in 2 buildings. The complex will offer a community room, recreation room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, wall-to-wall carpeting, cable television hook-up and an emergency call system.

Construction of Amherst Elderly Apartments began in December, 2001. The Operating General Partners anticipate that construction completion and occupancy will occur as follows:


NUMBER OF UNITS      COMPLETION        NUMBER OF UNITS            RENT-UP
--------------------------------------------------------------------------------

   4               February, 2002             18                  January, 2003
   4               March, 2002                 6                  February, 2003
   4               April, 2002                 6                  March, 2003
   4               May, 2002                   6                  April, 2003
   4               June, 2002                  6                  May, 2003
   4               July, 2002
   4               August, 2002
   4               September, 2002
   4               October, 2002
   4               November, 2002
   2               December, 2002

                          THE BELLAMY MILLS PARTNERSHIP
                           (BELLAMY MILLS APARTMENTS)

Bellamy Mills Apartments is an existing 30-unit apartment complex for families which is to be rehabilitated at 50 Mill Street in Dover, New Hampshire. Bellamy Mills Apartments will consist of 6 one-bedroom units and 24 two-bedroom units contained in 1 building. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range, air conditioning and cable television hook-up.

Rehabilitation of Bellamy Mills Apartments is anticipated to begin in March, 2002. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

NUMBER OF UNITS    COMPLETION          NUMBER OF UNITS         RENT-UP
--------------------------------------------------------------------------------

   8               September, 2002           8                 January, 2003
   8               October, 2002             8                 February, 2003
   8               November, 2002            8                 March, 2003
   6               December, 2002            6                 April, 2003

                           THE CRITTENDEN PARTNERSHIP
                           (PARK PLAZA IV APARTMENTS)

Park Plaza IV Apartments is a 24-unit apartment complex for families which is to be constructed on Frontage Road in West Memphis, Arkansas. Park Plaza IV Apartments will consist of 24 three-bedroom units contained in 3 buildings. The complex will offer a pool and recreation room.

Individual units will contain a refrigerator, range, dishwasher, washer/dryer hook-ups, air conditioning and a patio.

Construction of Park Plaza IV Apartments is anticipated to begin in March, 2002. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

NUMBER OF UNITS    COMPLETION          NUMBER OF UNITS         RENT-UP
--------------------------------------------------------------------------------

    8              May, 2002                8                  November, 2002
   16              June, 2002              16                  December, 2002

                        THE DORCHESTER COURT PARTNERSHIP
                          (DORCHESTER COURT APARTMENTS)

Dorchester Court Apartments is a 131-unit apartment complex for families which is being constructed on New Hampshire Avenue in Port Huron Township, Michigan. Dorchester Court Apartments will consist of 49 one-bedroom units, 66 two-bedroom units and 16 three-bedroom units contained in 4 buildings. The complex will offer a community room, pool, recreation room, individual storage units and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, wall-to-wall carpeting, cable television hook-up and a patio or porch.

Construction of Dorchester Court Apartments began in January, 2002. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

NUMBER OF UNITS   COMPLETION           NUMBER OF UNITS         RENT-UP
--------------------------------------------------------------------------------

    8             March, 2002             10                   July, 2002
    8             April, 2002             10                   August, 2002
    8             May, 2002               10                   September, 2002
    8             June, 2002               2                   October, 2002
    8             July, 2002              43                   January, 2003
    8             August, 2002             7                   February, 2003
    8             September, 2002          7                   March, 2003
    8             October, 2002            7                   April, 2003
    8             November, 2002           7                   May, 2003
   14             December, 2002           7                   June, 2003
   15             January, 2003            7                   July, 2003
   15             February, 2003           7                   August, 2003
   15             March, 2003              7                   September, 2003

                          THE HARBOR POINTE PARTNERSHIP
                          (HARBOR POINTE II APARTMENTS)

Harbor Pointe II Apartments is a 72-unit apartment complex for senior citizens which is being constructed in Benton Township, Michigan. Harbor Pointe II Apartments will consist of 18 one-bedroom units and 54 two-bedroom units contained in 1 building. The complex will offer a community room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, wall-to-wall carpeting, cable television hook-up and an emergency call system.

Construction of Harbor Pointe II Apartments began in September, 2001. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

NUMBER OF UNITS    COMPLETION          NUMBER OF UNITS         RENT-UP
--------------------------------------------------------------------------------

  8                August, 2002               8                September, 2002
  8                September, 2002            8                October, 2002
  8                October, 2002              8                November, 2002
  8                November, 2002             8                December, 2002
  8                December, 2002             8                January, 2003
  8                January, 2003              8                February, 2003
  8                February, 2003             8                March, 2003
  8                March, 2003                8                April, 2003
  8                April, 2003                8                May, 2003

                        THE LYNNELLE LANDING PARTNERSHIP
                          (LYNNELLE LANDING APARTMENTS)

Lynnelle Landing Apartments is a 56-unit apartment complex for families which is being constructed on Amanita Drive in Charleston, West Virginia. Lynnelle Landing Apartments will consist of 8 one-bedroom units, 40 two-bedroom units and 8 three-bedroom units contained in 7 buildings. The complex will offer a computer room, playground, tot lots, individual storage units and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal and air conditioning.

Construction of Lynnelle Landing Apartments began in January, 2002. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

NUMBER OF UNITS    COMPLETION          NUMBER OF UNITS         RENT-UP
--------------------------------------------------------------------------------

  20               May, 2002                 20                October, 2002
  20               June, 2002                20                November, 2002
  16               July, 2002                16                December, 2002

                  THE MERCHANTVILLE SENIOR HOUSING PARTNERSHIP
                    (MERCHANTVILLE SENIOR HOUSING APARTMENTS)

Merchantville Senior Housing Apartments is a 74-unit apartment complex for senior citizens which is to be constructed on South Chestnut and Center Streets in Merchantville, New Jersey. Merchantville Senior Housing Apartments will consist of 62 one-bedroom units and 12 two-bedroom units contained in 1 building. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, wall-to-wall carpeting, cable television hook-up and an emergency call system.

Construction of Merchantville Senior Housing Apartments is anticipated to begin in April, 2002. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

NUMBER OF UNITS    COMPLETION          NUMBER OF UNITS         RENT-UP
--------------------------------------------------------------------------------

  9                November, 2002             9                April, 2003
  9                December, 2002             9                May, 2003
  8                January, 2003              8                June, 2003
  8                February, 2003             8                July, 2003
  8                March, 2003                8                August, 2003
  8                April, 2003                8                September, 2003
  8                May, 2003                  8                October, 2003
  8                June, 2003                 8                November, 2003
  8                July, 2003                 8                December, 2003

                           THE SCHOOLHOUSE PARTNERSHIP
                            (SCHOOLHOUSE APARTMENTS)

Schoolhouse Apartments is a 40-unit apartment complex for families which is being constructed in Corbin, Kentucky. Schoolhouse Apartments will consist of 36 two-bedroom units and 4 three-bedroom units contained in 4 buildings. The complex will offer a community room, playground and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, air conditioning and washer and dryer hook-ups.

Construction of Schoolhouse Apartments began in December, 2001. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

NUMBER OF UNITS       COMPLETION        NUMBER OF UNITS        RENT-UP
--------------------------------------------------------------------------------

  10                  April, 2002            10                August, 2002
  15                  May, 2002              15                October, 2002
  15                  June, 2002             15                December, 2002

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

                        THE SIGNATURE STATION PARTNERSHIP
                      (ALEXANDER AT STONECREST APARTMENTS)

Alexander at Stonecrest Apartments is a 262-unit apartment complex for families which is being constructed on Rock Chapel Road in Lithonia, Georgia. Alexander at Stonecrest Apartments will consist of 94 one-bedroom units, 112 two-bedroom units and 56 three-bedroom units contained in 9 buildings. The complex will offer a community room, recreation room and central laundry facilities.

Individual units will contain a refrigerator, range, dishwasher, disposal, air conditioning, wall-to-wall carpeting, cable television hook-up and a patio or porch.

Construction of Alexander at Stonecrest Apartments began in December, 2001. The Operating General Partner anticipates that construction completion and occupancy will occur as follows:

NUMBER OF UNITS       COMPLETION        NUMBER OF UNITS        RENT-UP
--------------------------------------------------------------------------------

  18                  June, 2002               13              October, 2002
  18                  July, 2002               13              November, 2002
  20                  August, 2002             13              December, 2002
  24                  September, 2002          14              January, 2003
  25                  October, 2002            15              February, 2003
  25                  November, 2002           14              March, 2003
  25                  December, 2002           14              April, 2003
  25                  January, 2003            14              May, 2003
  25                  February, 2003           14              June, 2003
  25                  March, 2003              14              July, 2003
  14                  April, 2003              14              August, 2003
  18                  May, 2003                14              September, 2003
                                               14              October, 2003
                                               14              November, 2003
                                               68              December, 2003

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

                        THE STRAWBERRY LANE PARTNERSHIP
                      (CLAYTON PHASE I AND II APARTMENTS)

Clayton Phase I and II Apartments is an existing 71-unit apartment complex for senior citizens which is being rehabilitated on Strawberry Lane in Clayton, New York. Clayton Phase I and II Apartments will consist of 67 one-bedroom units and 4 two-bedroom units contained in 1 building. The complex will offer central laundry facilities.

Individual units will contain a refrigerator, range and an emergency call system.

Rehabilitation of Clayton Phase I and II Apartments began in October, 2001. The Operating General Partner anticipates that completion of rehabilitation and occupancy will occur as follows:

NUMBER OF UNITS       COMPLETION        NUMBER OF UNITS        RENT-UP
--------------------------------------------------------------------------------

  16                  August, 2002             16              September, 2002
  18                  September, 2002          18              October, 2002
  19                  October, 2002            19              November, 2002
  18                  November, 2002           18              December, 2002



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